UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       December 31, 2005

Check here if Amendment [   ]; Amendment Number:
                                                -----
   This Amendment (Check only one):  [  ] is a restatement.
                                     [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Tortoise Capital Advisors, L.L.C.
Address:          10801 Mastin Boulevard, Suite 222
                  Overland Park KS  66210

Form 13F File Number:  28-11123
                          -----

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Terry Matlack
         -------------
Title:   Managing Director
         -----------------
Phone:   (913) 981-1020

Signature, Place, and Date of Signing:

  /s/ Terry Matlack        Overland Park, Kansas         February 2, 2006
---------------------    -------------------------    -----------------------
    [Signature]                [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        -0-
                                    ---------------

Form 13F Information Table Entry Total:          30
                                         ------------------

Form 13F Information Table Value Total:       $1,321,299
                                          -------------------
                                              (thousands)


List of Other Included Managers:

         NONE

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

                                                          FORM 13F INFORMATION TABLE


      COLUMN 1                   COLUMN 2      COLUMN 3   COLUMN 4   COLUMN 5           COLUMN 6  COLUMN 7          COLUMN 8

                                                                                        INVEST-
                                                                                        MENT
                                                           VALUE     SHRS OR            DIS-      OTHER          VOTING AUTHORITY
   NAME OF ISSUER             TITLE OR CLASS    CUSIP     (X$1000)   PRN AMT    SH/PRN  CRETION   MANAGERS    SOLE     SHARED   NONE
   --------------             --------------    -----     --------   ---------  ------  -------   --------    ----     ------   ----


BOARDWALK PIPELINE PARTNERS   UT LTD PARTNER  096627104    $14,004     778,885    SH     SOLE       N/A       755,600         23,285
BUCKEYE PARTNERS L P          UNIT LTD PARTN  118230101    $36,031     853,411    SH     SOLE       N/A       822,161         31,250
COPANO ENERGY L L C           COM UNITS       217202100    $45,116   1,155,352    SH     SOLE       N/A     1,155,352              0
CROSSTEX ENERGY INC           COM             22765Y104     $3,701      58,691    SH     SOLE       N/A        58,276            415
CROSSTEX ENERGY L P           COM             22765U102    $38,978   1,143,712    SH     SOLE       N/A     1,124,707         19,005
DCP MIDSTREAM PARTNERS LP     COM UT LTD PTN  23311P100     $8,850     361,215    SH     SOLE       N/A       348,465         12,750
ENBRIDGE ENERGY PARTNERS L P  COM             29250R106    $87,518   1,993,580    SH     SOLE       N/A     1,929,209         64,371
ENBRIDGE ENERGY MANAGEMENT L  SHS UNITS LLI   29250X103     $2,100      46,300    SH     SOLE       N/A        46,300              0
ENERGY TRANSFER PRTNRS L P    UNIT LTD PARTN  29273R109    $97,806   2,856,483    SH     SOLE       N/A     2,717,495        138,988
ENTERPRISE GP HLDGS L P       UNIT LP INT     293716106     $6,512     172,634    SH     SOLE       N/A       148,518         24,116
ENTERPRISE PRODS PARTNERS L   COM             293792107   $142,659   5,941,654    SH     SOLE       N/A     5,754,456        187,198
HILAND PARTNERS L P           UT LTD PARTNR   431291103     $1,902      51,668    SH     SOLE       N/A        48,176          3,492
HOLLY ENERGY PARTNERS L P     COM UT LTD PTN  435763107    $20,318     550,764    SH     SOLE       N/A       518,842         31,922
INERGY HLDGS L P              COM             45661Q107     $3,332      92,512    SH     SOLE       N/A        92,512              0
INERGY L P                    UNIT LTD PTNR   456615103    $51,428   1,983,333    SH     SOLE       N/A     1,983,333              0
KINDER MORGAN ENERGY PARTNER  UT LTD PARTNER  494550106     $1,185      24,787    SH     SOLE       N/A        11,700         13,087
KINDER MORGAN MANAGEMENT LLC  SHS             49455U100   $169,515   3,728,878    SH     SOLE       N/A     3,658,188         70,690
K SEA TRANSN PARTNERS LP      COM             48268Y101    $33,424     956,346    SH     SOLE       N/A       416,222        540,124
MAGELLAN MIDSTREAM PRTNRS LP  COM UNIT RP LP  559080106    $95,810   2,972,703    SH     SOLE       N/A     2,832,860        139,843
MARKWEST ENERGY PARTNERS L P  UNIT LTD PARTN  570759100    $44,894     966,704    SH     SOLE       N/A       891,529         75,175
NATURAL RESOURCE PARTNERS L   COM UNIT L P    63900P103     $4,342      86,400    SH     SOLE       N/A        86,400              0
NORTHERN BORDER PARTNERS L P  UNIT LTD PARTN  664785102    $21,154     503,666    SH     SOLE       N/A       489,966         13,700
PACIFIC ENERGY PARTNERS L P   COM UNIT        69422R105    $86,709   2,952,284    SH     SOLE       N/A     2,859,123         93,161
PLAINS ALL AMERN PIPELINE L   UNIT LTD PARTN  726503105    $79,370   2,005,809    SH     SOLE       N/A     1,926,845         78,964
SUNOCO LOGISTICS PRTNRS L P   COM UNITS       86764L108    $76,137   1,962,290    SH     SOLE       N/A     1,891,840         70,450
TEEKAY LNG PARTNERS L P       PRTNRSP UNITS   Y8564M105     $2,115      71,403    SH     SOLE       N/A        69,776          1,627
TEPPCO PARTNERS L P           UT LTD PARTNER  872384102    $66,281   1,902,429    SH     SOLE       N/A     1,795,824        106,605
U S SHIPPING PARTNERS L P     COM UNIT        903417103       $806      36,668    SH     SOLE       N/A        28,602          8,066
VALERO L P                    COM UT LTD PRT  91913W104    $76,039   1,469,072    SH     SOLE       N/A     1,386,087         82,985
WILLIAMS PARTNERS L P         COM UNIT L P    96950F104     $3,263     104,760    SH     SOLE       N/A       101,272          3,488
                                                        ----------------------                             ----------      ---------
                                                        $1,321,299  37,784,393                             35,949,636      1,834,757
                                                        ======================                             ==========      =========
